Statement of Changes in Net Assets Available for Benefits - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income
Interest and dividends	$ 24,700	$ 22,494
Net appreciation in fair value of investments	713,975	704,110
Total investment income	738,675	726,604
Interest income on notes receivable from participants	3,855	3,351
Contributions
Participants	219,226	204,709
Employer – Matching	105,786	99,210
Employer – Retirement Accumulation Account	37,819	38,295
Employer – Discretionary	18,907	13,789
Total contributions	381,738	356,003
Total additions	1,124,268	1,085,958
Deductions
Participant withdrawals and distributions	(505,034)	(493,208)
Change in net assets available for benefits	619,234	592,750
Beginning of year	5,197,836	4,605,086
End of year	$ 5,817,070	$ 5,197,836